EQUITY - Schedule of Changes in Equity BPR (Details) - BPR - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	64,025	106,090	0
Issued on August 28, 2018 for the acquisition of GPP Inc. (shares)	0	0	162,324
BPR units exchanged (in shares)	11,580	36,316	56,166
Repurchase of BPR units (in shares)	(13,396)	(5,724)	0
Number of Partnership Units Issued	84	0	0
Forfeitures (in shares)	(6)	(25)	(68)
End of year (in shares)	39,127	64,025	106,090